CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock USD ($)	Treasury Stock USD ($)	Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)	Non-controlling Interests USD ($)	Class A Common Stock	Class A Common Stock Common Stock USD ($)	Class B Common Stock	Class B Common Stock Common Stock
Balance at Jun. 30, 2009
Increase (Decrease) in Stockholders' Equity
Net income	$ 14,587				$ (2,141)		$ 16,728
Distribution to non-controlling interests	(17,841)						(17,841)
Ending Balance at Dec. 31, 2009	1,162,642	1		577,989	(6,263)		590,915
Increase (Decrease) in Stockholders' Equity
Net income	54,917				21,993		32,924
Distribution to non-controlling interests	(26,257)						(26,257)
Share-based compensation	3,411			1,737			1,674
Ending Balance at Dec. 31, 2010	1,194,713	1		579,726	15,730		599,256		1
Balance (in shares) at Dec. 31, 2010	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	16,360				8,879		7,481
Unrealized gain on hedging activities, net of tax	(7,902)					(2,486)	(5,416)
Distribution to non-controlling interests	(2,792)						(2,792)
Share-based compensation	1,393			709			684
Ending Balance at Jun. 30, 2011	1,201,772			580,435	24,609	(2,486)	599,213		1
Balance (in shares) at Jun. 30, 2011									89,516,000
Balance at Dec. 31, 2010	1,194,713	1		579,726	15,730		599,256		1
Balance (in shares) at Dec. 31, 2010	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	84,810				36,240		48,570
Unrealized gain on hedging activities, net of tax	(23,929)					(9,514)	(14,415)
Distribution to non-controlling interests	(2,848)						(2,848)
Share-based compensation	2,974			1,515			1,459
Ending Balance at Dec. 31, 2011	1,255,720	1		581,241	51,970	(9,514)	632,022
Balance (in shares) at Dec. 31, 2011	89,515,617							89,515,617
Increase (Decrease) in Stockholders' Equity
Issuance of Class A common stock upon initial public offering, net of offering costs (in shares)								29,412,000
Ending Balance at Mar. 31, 2012
Balance at Dec. 31, 2011	1,255,720	1		581,241	51,970	(9,514)	632,022		1
Balance (in shares) at Dec. 31, 2011	89,515,617								89,516,000
Increase (Decrease) in Stockholders' Equity
Net income	4,650				4,592		58
Issuance of Class A common stock upon initial public offering, net of offering costs	457,913			457,913
Issuance of Class A common stock upon initial public offering, net of offering costs (in shares)									29,412,000	86,005,200
Issuance of Class A common stock in connection with follow-on offering, net of offering costs	33,512			33,512
Issuance of Class A common stock in connection with follow-on offering, net of offering costs (in shares)									2,086,000
Issuance of Class A common stock to prior unit holders under the Vantiv Holding Management Phantom Equity Plan (in shares)									8,716,000
Tax benefit from employee share-based compensation	11,900			11,900
Issuance of Class A common stock to JPDN in exchange for Class A and Class B units in Vantiv Holding held by JPDN				4,074			(4,074)
Issuance of Class A common stock to JPDN in exchange for Class A and Class B units in Vantiv Holding held by JPDN (in shares)									240,000
Repurchase of Class A common stock (to satisfy tax withholding obligation)	(14,045)		(14,045)
Repurchase of Class A common stock (to satisfy tax withholding obligation) (in shares)			801,000						(801,000)
Issuance of Class B common stock under Recapitalization Agreement (in shares)											86,005,000
Purchase of Class B units in Vantiv Holding from Fifth Third and cancellation of related Class B common stock	(33,512)						(33,512)
Purchase of Class B units in Vantiv Holding from Fifth Third and cancellation of related Class B common stock (in shares)											(2,086,000)
Issuance of tax receivable agreements	(325,000)			(325,000)
Cash flow hedge reclassification adjustment	23,929					9,514	14,415
Distribution to non-controlling interests	(22,538)						(22,538)
Distribution to funds managed by Advent International Corporation	(40,086)				(40,086)
Share-based compensation	17,492			10,482			7,010
Forfeitures of restricted stock awards (in shares)									(46,000)
Reallocation of non-controlling interests of Vantiv Holding				(105,114)			105,114
Ending Balance at Jun. 30, 2012	$ 1,369,935		$ (14,045)	$ 669,008	$ 16,476		$ 698,495		$ 1
Balance (in shares) at Jun. 30, 2012			801,000					129,123,210	129,123,000	83,919,136	83,919,000